Concentrations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Customer percentage	10%	10%	10%
Company Revenue Percentage	10.00%